Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of operations - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, redeemable common stock	16,121,666	6,523,528	11,349,111
Basic and diluted loss per share, redeemable common stock	$ 0	$ 0	$ 0
Basic and diluted weighted average shares outstanding, non-redeemable common stock	5,960,834	4,896,972	5,431,842
Basic and diluted loss per share, non-redeemable common stock	$ (0.31)	$ (0.12)	$ (0.44)
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, redeemable common stock	1,128,334	376,472	754,480
Basic and diluted loss per share, redeemable common stock	$ (0.08)	$ (0.05)	$ (0.14)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	(1,128,334)	(376,472)	(754,479)
Basic and diluted loss per share, non-redeemable common stock	$ 0.23	$ 0.07	$ 0.3
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, redeemable common stock	17,250,000	6,900,000	12,103,591
Basic and diluted loss per share, redeemable common stock	$ (0.08)	$ (0.05)	$ (0.14)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	4,832,500	4,520,500	4,677,363
Basic and diluted loss per share, non-redeemable common stock	$ (0.08)	$ (0.05)	$ (0.14)